Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of reconciliation of changes in short-term investments and non-current financial assets (Details) - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Short-term investments
Beginning balance, current investments	€ 6,218	€ 14,375
Short-term investments, acquisitions	137	0
Short-term investments, disposals	(2,136)	(7,035)
Short-term investments, variation of fair value through the consolidated statement of income (loss)	82	140
Short-term investments, variation of accrued interest	0	191
Short-term investments, foreign currency effect	134	(1,347)
Ending balance, current investments	4,435	6,324
Non-current financial assets
Beginning balance, non-current financial assets	10,455	10,281
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	0	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	25	109
Non-current financial assets, variation of accrued interest	0	0
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	10,480	10,390
Total
Beginning balance, total	16,673	24,656
Total, acquisitions	137	0
Total, disposals	(2,136)	(7,035)
Total, variation of fair value through the consolidated statement of income (loss)	107	249
Total variance of accrued interest	0	191
Total, foreign currency effect	134	(1,347)
Ending balance, total	€ 14,915	€ 16,714